Events occurring after the reporting period (Details) - GBP (£)					1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended
	Feb. 17, 2026	Feb. 10, 2026	Jan. 29, 2026	Jan. 05, 2026	Jan. 29, 2026	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Events occurring after the reporting period
Net book value of disposals of intangible assets									£ 32,637,000	£ 20,858,000
Additions or extensions of intangible assets									177,722,000	232,001,000
Repayment							£ 35,000,000	£ 20,000,000	35,000,000	20,000,000
Borrowings							777,010,000	731,465,000	777,010,000	731,465,000	£ 636,974,000
Revolving facilities
Events occurring after the reporting period
Borrowings							290,000,000	210,000,000	290,000,000	210,000,000	160,000,000
Available facility							350,000,000	300,000,000	350,000,000	300,000,000	300,000,000
Undrawn borrowing facilities							£ 60,000,000	£ 90,000,000	60,000,000	90,000,000	£ 140,000,000
Registrations
Events occurring after the reporting period
Net book value of disposals of intangible assets									32,637,000	20,858,000
Additions or extensions of intangible assets									£ 174,437,000	£ 230,952,000
Disposal of playing registrations | Registrations
Events occurring after the reporting period
Proceeds from disposal of registrations, net of associated costs						£ (38,000)
Net book value of disposals of intangible assets						161,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable						638,000
Acquisition or extension of registrations | Registrations
Events occurring after the reporting period
Additions or extensions of intangible assets						258,000
Sell-on fees and contingent consideration payable						£ 109,000
Financing transactions
Events occurring after the reporting period
Proceeds from sale of future dated transfer fee receivables					£ 39,400,000
Financing transactions | Revolving facilities
Events occurring after the reporting period
Repayment	£ 25,000,000		£ 50,000,000
Borrowings	215,000,000		£ 240,000,000		£ 240,000,000
Upsize of facility		£ 50,000,000
Available facility		£ 400,000,000
Undrawn borrowing facilities	£ 185,000,000
Departure of head coach and members of coaching team
Events occurring after the reporting period
Charge for write off of intangible assets				£ 6,300,000
Provision for potential amount of future settlement payments				£ 15,900,000